DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 3: DISCONTINUED OPERATIONS

BLOCK ETX

Effective February 28, 2022, the Company elected to suspend offering the BLOCK ETX products pending further legal analysis regarding how to offer the BLOCK ETXs in a fully compliant manner with the evolving laws and regulatory treatment of such novel products. The Company will continue to monitor the regulatory environment with respect to these products. Per ASC 205-20-50-1(a), the timing of the disposal was February 28, 2022. The Company met the criteria for the BLOCK ETX operations to be classified as held for sale at that time.

All subscription revenues recognized in January and February 2022, were refunded to the subscribers. The only amounts reflected as discontinued operations in 2022 relate to the direct expenses attributable to the BLOCK ETX product line that include direct payroll and direct subcontractor costs. These amounts are reflected in the loss for discontinued operations as noted in the chart below.

2022
Revenue	$-
Cost of revenue	-
Gross (loss)	-
Operating expenses	7,945
Loss from discontinued operations	$(7,945)

The Company paid the refunds to the subscribers in the three months ended March 31, 2022.

The Company commenced operations of the BLOCK ETX products in March 2021. The Company has reclassified the statement of operations for the three months ended March 31, 2021 to reflect the subscription revenue and the direct expenses attributable to the BLOCK ETX product line that included direct payroll and direct subcontractor costs. These amounts are reflected in the loss for discontinued operations as noted in the chart below.

2021
Revenue	$2,156
Cost of revenue	-
Gross profit	2,156
Operating and non-operating expenses	(260,125)
Loss from discontinued operations	$(257,969)